Share-based Compensation	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation
16.	Share-based compensation
(a) Share option plan
In January 2019, the board of the directors of the Company approved a 2019 Equity incentive plan. The equity incentive plan replaced the 2017 equity incentive plan and 2018 equity incentive plan that the Company previously adopted in their entirety and assumed the awards previously granted under these two plans. On March 5, 2019, the Company increased the aggregate number of Class A ordinary shares reserved for issuance pursuant to awards granted under the equity incentive plan by 3.5% of the total number of Class A ordinary shares and Class B ordinary shares outstanding as of December 31, 2018.
Share-based compensation expense related to the option awards granted to the employees amounted to approximately RMB25.4 million and RMB117.1 million for the six months ended June 30, 2018 and 2019.
Share-based awards related to the option awards granted to the employees of companies under common control of the founder were measured at fair value at the grant dates and amounts of RMB6.8 million and nil was recognized as dividends distributed to the founder for the six months ended June 30, 2018 and 2019, respectively. In 2018 and 2019 some employees of companies under common control of the founder were transferred to be the Company’s employee. The related unvested options granted were not modified in connection with the change in status, but future service is still necessary to earn the award over the remaining periods. Accordingly, the share-based compensation expense related to the unvested options were measured as if the related unvested options were newly granted at the date of the change and recognized over the remaining vesting periods. For the six months ended June 30, 2018 and 2019, share-based compensation expense related to the employees transferred from sister company amounted to RMB1.1 million and RMB18.5 million, respectively.
(b) Restricted shares to founders with service conditions
On January 3, 2018, the founders entered into Share Restriction Deeds with the Company such that a total of 15,937,500 ordinary shares of the Company held by the founders became restricted and will vest over periods from 24 months to 34 months starting January 2018. Prior to the end of the vesting periods, all the remaining restricted shares shall vest immediately and no longer constitute restricted shares upon a Deemed Liquidation Event or IPO of the Company. In the event that the founder voluntarily and unilaterally terminates his employment/service contract with any applicable Group entities or his employment or service relationship is terminated by any applicable Group entities for cause as stated in the Deed, the related founder shall sell to the Company, and the Company shall repurchase from the founder, all of the restricted shares (not vested shares) at a price of US$0.0001 per share. This transaction has been reflected retrospectively similar to a reverse stock split, with a grant of the 15,937,500 restricted shares recognized in January 2018 at their fair value. The grant is being treated as share-based compensation over the vesting periods, and the estimated grant date fair value of the 15,937,500 ordinary shares approximated to at RMB864.7 million (US$128.1 million). Share-based compensation expense of RMB215.0 million (US$33.1 million) were recorded as share-based compensation expense through the completion of IPO. Upon the completion of IPO in September, 2018 which was prior to the end of the vesting periods, the entire remaining unrecognized compensation expenses approximating RMB649.7 million (US$95.0 million) was expensed immediately.